UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.

(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens

Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Item 1(a):

Thompson LargeCap Fund THPGX Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson LargeCap Fund	$48	0.99%

^	Annualized

KEY FUND STATISTICS (as of May 31, 2025)
Net Assets	$ 165,044,198
Number of Holdings	75
Portfolio Turnover	6%

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Alphabet Inc. Class A	5.3%
Microsoft Corp.	5.0%
Warner Bros. Discovery, Inc.	3.3%
Apple Inc.	2.7%
Visa Inc. Class A	2.4%
Meta Platforms, Inc. Class A	2.3%
Exact Sciences Corp.	2.3%
UnitedHealth Group Inc.	2.2%
Pfizer Inc.	2.1%
Citigroup Inc.	2.0%

Sector Weightings	(%)
Information Technology	23.9%
Financials	18.0%
Health Care	17.8%
Communication Services	15.3%
Consumer Staples	6.9%
Consumer Discretionary	5.1%
Industrials	4.1%
Energy	3.1%
Materials	2.2%
Cash & Other	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson LargeCap Fund	PAGE 1	TSR_SAR_884891300

Thompson MidCap Fund THPMX Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson MidCap Fund	$56	1.15%

^	Annualized

KEY FUND STATISTICS (as of May 31, 2025)
Net Assets	$47,701,480
Number of Holdings	80
Portfolio Turnover	10%

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Warner Bros. Discovery, Inc.	3.2%
Concentrix Corp.	2.9%
O-I Glass, Inc.	2.7%
Exact Sciences Corp.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Calix, Inc.	2.3%
Viatris Inc.	2.1%
Infineon Technologies A.G. ADR	2.0%
LKQ Corp.	2.0%
Flagstar Financial, Inc.	2.0%

Sector Weightings	(%)
Financials	18.3%
Information Technology	15.0%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	9.6%
Real Estate	6.8%
Communication Services	6.6%
Consumer Staples	5.6%
Utilities	3.6%
Cash & Other	6.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson MidCap Fund	PAGE 1	TSR_SAR_884891607

Thompson Bond Fund THOPX Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson Bond Fund	$37	0.73%

^	Annualized

KEY FUND STATISTICS (as of May 31, 2025)
Net Assets	$1,654,433,466
Number of Holdings	432
Portfolio Turnover	10%
Average Credit Quality+	BBB
Effective Duration	2.44 yrs

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

(Expressed as a percentage of net assets)

Top 10 Issuers	(%)
U.S. Treasury Bills	6.6%
Lincoln National Corp.	2.7%
U.S. Treasury Bonds	2.1%
JPMBB Commercial Mortgage Securities Trust	1.7%
Wells Fargo Commercial Mortgage Trust	1.5%
Coinstar Funding, LLC	1.4%
Labrador Aviation Finance Ltd.	1.3%
COMM Mortgage Trust	1.3%
Ginnie Mae REMIC Trust	1.3%
WFRBS Commercial Mortgage Trust	1.3%

Asset Allocation	(%)
Corporate Bonds	64.3%
Commercial Mortgage- Backed Securities	12.0%
Asset-Backed Securities	11.1%
U.S. Government & Agency Securities	9.5%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Net Other Assets & Liabilities	1.1%

Credit Rating Description+	(%)
AAA	0.4%
AA	12.2%
A	11.4%
BBB	58.4%
BB and Below	15.2%
Not Rated	1.3%
Net Other Assets & Liabilities	1.1%

+	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Thompson Bond Fund	PAGE 1	TSR_SAR_884891201

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson Bond Fund	PAGE 2	TSR_SAR_884891201

Item (b): Not applicable.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a). Notes to the financial statements are an integral part of the Schedules of Investments. The registrant’s schedules of investments are included in the financial statements and financial highlights for open-end management investment companies in Item 7 below.

(b). Not applicable.

2

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

THOMPSON IM FUNDS, INC.

This report contains information for existing shareholders of Thompson IM Funds, Inc.
It does not constitute an offer to sell. This Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

4

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025
	Shares	Value
COMMON STOCKS - 99.9%		$164,844,245
(COST $119,387,679)

Communication Services - 15.3%		25,204,194
Media & Entertainment - 15.3%
Alphabet Inc. Class A	50,550	8,681,457
Electronic Arts Inc.	15,275	2,196,239
Meta Platforms, Inc. Class A	5,975	3,868,753
Paramount Global Class B	252,125	3,050,712
The Walt Disney Co.	17,550	1,983,852
Warner Bros. Discovery, Inc. (a)	543,950	5,423,181

Consumer Discretionary - 5.1%		8,450,554
Consumer Discretionary Distribution & Retail - 0.9%
Chewy, Inc. Class A (a)	37,010	1,674,703
eBay Inc.	37,920	2,774,606
LKQ Corp.	63,650	2,575,915
Consumer Durables & Apparel - 4.2%
TopBuild Corp. (a)	3,840	1,086,298
Topgolf Callaway Brands Corp. (a)	53,475	339,032

Consumer Staples - 6.9%		11,471,936
Consumer Staples Distribution & Retail - 3.6%
Performance Food Group Co. (a)	29,275	2,621,869
Target Corp.	16,135	1,516,851
Walgreens Boots Alliance, Inc.	169,625	1,908,281
Food Beverage & Tobacco - 2.4%
PepsiCo, Inc.	22,630	2,974,713
Tyson Foods, Inc. Class A	17,025	956,124
Household & Personal Products - 0.9%
Kimberly-Clark Corp.	10,393	1,494,098

Energy - 3.1%		5,085,895
Cheniere Energy, Inc.	7,000	1,658,930
Chevron Corp.	12,220	1,670,474
Exxon Mobil Corp.	17,170	1,756,491

Financials - 18.0%		29,636,909
Banks - 7.6%
Bank of America Corp.	63,425	2,798,945
Citigroup Inc.	44,650	3,363,038
Citizens Financial Group, Inc.	25,775	1,040,021
Flagstar Financial, Inc.	98,075	1,129,824
JPMorgan Chase & Co.	9,220	2,434,080
PNC Financial Services Group, Inc.	9,945	1,728,540
Financial Services - 10.4%
Capital One Financial Corp.	4,474	846,257
Fiserv, Inc. (a)	7,799	1,269,599
Intercontinental Exchange, Inc.	9,325	1,676,635
Northern Trust Corp.	15,310	1,634,189
PayPal Holdings, Inc. (a)	45,660	3,208,985
State Street Corp.	16,875	1,624,725
The Charles Schwab Corp.	32,700	2,888,718
Visa Inc. Class A	10,935	3,993,353

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
	Shares	Value
COMMON STOCKS (continued)

Health Care - 17.8%		$29,452,196
Health Care Equipment & Services - 7.6%
AMN Healthcare Services, Inc. (a)	65,750	1,387,983
CVS Health Corp.	37,110	2,376,524
GE HealthCare Technologies Inc.	24,050	1,696,487
HCA Healthcare, Inc.	4,525	1,725,790
The Cigna Group	5,475	1,733,604
UnitedHealth Group Inc.	11,935	3,603,296
Pharmaceuticals Biotechnology & Life Sciences - 10.2%
AbbVie Inc.	7,770	1,446,075
Amgen Inc.	5,975	1,721,876
Bristol-Myers Squibb Co.	37,025	1,787,567
Exact Sciences Corp. (a)	66,975	3,769,353
Johnson & Johnson	11,400	1,769,394
Merck & Co., Inc.	14,700	1,129,548
Pfizer Inc.	146,575	3,443,047
Viatris Inc.	211,792	1,861,652

Industrials - 4.1%		6,820,873
Capital Goods - 2.1%
Kornit Digital Ltd. (a)	68,135	1,485,343
The Boeing Co. (a)	9,550	1,979,906
Commercial & Professional Services - 1.2%
Concentrix Corp.	35,700	1,997,951
Transportation - 0.8%
FedEx Corp.	6,225	1,357,673

Information Technology - 23.9%		39,464,333
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	9,395	2,010,342
Infineon Technologies A.G. ADR	57,925	2,259,075
Marvell Technology, Inc.	21,500	1,294,085
Microchip Technology Inc.	33,500	1,944,340
NXP Semiconductors N.V.	12,430	2,375,746
Qualcomm Inc.	17,730	2,574,396
Software & Services - 7.6%
Adobe Inc. (a)	4,425	1,836,773
Microsoft Corp.	17,786	8,187,963
Oracle Corp.	14,975	2,478,812
Technology Hardware & Equipment - 8.8%
Apple Inc.	22,370	4,493,014
Calix, Inc. (a)	45,925	2,123,572
Cisco Systems, Inc.	32,810	2,068,342
Coherent Corp. (a)	19,225	1,453,987
Keysight Technologies, Inc. (a)	12,025	1,888,406
Lumentum Holdings Inc. (a)	21,300	1,539,564
Viavi Solutions Inc. (a)	102,735	935,916

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
	Shares	Value
COMMON STOCKS (continued)

Materials - 2.2%		$3,557,204
Freeport-McMoRan Inc.	33,775	1,299,662
O-I Glass, Inc. (a)	172,200	2,257,542

Real Estate - 1.4%		2,296,698
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.	16,200	1,137,078
Real Estate Management & Development - 0.7%
Colliers Int’l. Group Inc.	9,625	1,159,620

Utilities - 2.1%		3,403,453
Alliant Energy Corp.	15,500	964,565
WEC Energy Group, Inc.	22,700	2,438,888

Short-Term Investments - 0.1%		100,000
(COST $100,000)

Money Market Funds - 0.1%		100,000
First American Government Obligations Fund Class X, 4.29% (b)	100,000	100,000

TOTAL INVESTMENTS - 100.0% (COST $119,487,679)		164,944,245

NET OTHER ASSETS & LIABILITIES - 0.0% ^		99,953

NET ASSETS - 100.0%		$165,044,198

See Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2025.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$25,204,194	$–	$–	$25,204,194
Consumer discretionary	8,450,554	–	–	8,450,554
Consumer staples	11,471,936	–	–	11,471,936
Energy	5,085,895	–	–	5,085,895
Financials	29,636,909	–	–	29,636,909
Health care	29,452,196	–	–	29,452,196
Industrials	6,820,873	–	–	6,820,873
Information technology	39,464,333	–	–	39,464,333
Materials	3,557,204	–	–	3,557,204
Real estate	2,296,698	–	–	2,296,698
Utilities	3,403,453	–	–	3,403,453
Total common stocks	164,844,245	–	–	164,844,245
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$164,944,245	$–	$–	$164,944,245

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2025.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%		$47,657,285
(COST $39,312,607)

Communication Services - 6.6%		3,162,762
Media & Entertainment - 6.6%
Electronic Arts Inc.	4,500	647,010
Paramount Global Class B	38,185	462,038
Ubisoft Entertainment S.A. ADR (a)	245,000	546,350
Warner Bros. Discovery, Inc. (a)	151,190	1,507,364

Consumer Discretionary - 9.6%		4,573,997
Consumer Discretionary Distribution & Retail - 4.9%
Chewy, Inc. Class A (a)	12,595	569,924
eBay Inc.	8,350	610,969
LKQ Corp.	23,530	952,259
Pool Corp.	675	202,898
Consumer Durables & Apparel - 4.7%
Hasbro, Inc.	3,850	256,834
Levi Strauss & Co. Class A	30,500	529,175
Mattel, Inc. (a)	12,180	230,689
Skechers U.S.A., Inc. Class A (a)	9,155	567,976
TopBuild Corp. (a)	1,355	383,316
Topgolf Callaway Brands Corp. (a)	42,580	269,957

Consumer Staples - 5.6%		2,672,048
Consumer Staples Distribution & Retail - 4.4%
Performance Food Group Co. (a)	9,680	866,941
Target Corp.	6,275	589,913
Walgreens Boots Alliance, Inc.	57,695	649,069
Food Beverage & Tobacco - 1.2%
Nomad Foods Ltd.	32,350	566,125

Energy - 2.9%		1,394,137
Cameco Corp.	4,760	278,603
Cheniere Energy, Inc.	2,560	606,694
Exxon Mobil Corp.	4,974	508,840

Financials - 18.3%		8,706,002
Banks - 7.8%
Associated Banc-Corp	31,408	727,723
Citizens Financial Group, Inc.	11,920	480,972
Flagstar Financial, Inc.	81,242	935,908
PNC Financial Services Group, Inc.	2,880	500,573
Truist Financial Corp.	11,531	455,475
Zions Bancorporation, N.A.	12,585	596,026
Financial Services - 10.5%
Annaly Capital Management, Inc.	33,456	633,991
Capital One Financial Corp.	3,877	733,335
Fiserv, Inc. (a)	4,608	750,136
Intercontinental Exchange, Inc.	1,350	242,730
Northern Trust Corp.	6,650	709,821
PayPal Holdings, Inc. (a)	8,775	616,707
State Street Corp.	4,915	473,216
The Charles Schwab Corp.	9,615	849,389

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Shares	Value
COMMON STOCKS (continued)

Health Care - 13.9%		$6,665,800
Health Care Equipment & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	6,285	142,292
AMN Healthcare Services, Inc. (a)	36,140	762,915
Premier, Inc. Class A	26,030	598,169
Teleflex Inc.	4,970	607,682
Pharmaceuticals Biotechnology & Life Sciences - 9.5%
Exact Sciences Corp. (a)	22,390	1,260,109
Green Thumb Industries Inc. (a)	86,930	455,513
Jazz Pharmaceuticals PLC (a)	6,020	650,581
Neurocrine Biosciences, Inc. (a)	9,755	1,200,060
Viatris Inc.	112,455	988,479

Industrials - 14.1%		6,685,990
Capital Goods - 7.5%
A.O. Smith Corp.	8,290	533,130
Hillenbrand, Inc.	11,090	216,699
Kornit Digital Ltd. (a)	30,745	670,241
Mueller Water Products, Inc. Class A	13,005	319,013
Regal Rexnord Corp.	3,450	460,368
The AZEK Co. Inc. (a)	6,815	337,411
WillScot Holdings Corp.	18,241	491,595
Xylem, Inc.	4,199	529,242
Commercial & Professional Services - 6.6%
Concentrix Corp.	24,725	1,383,735
Equifax Inc.	2,225	587,823
SS&C Technologies Holdings, Inc.	8,950	723,249
Steelcase Inc. Class A	42,045	433,484

Information Technology - 15.0%		7,126,379
Semiconductors & Semiconductor Equipment - 7.0%
Infineon Technologies A.G. ADR	25,020	975,780
Marvell Technology, Inc.	14,640	881,182
Microchip Technology Inc.	9,650	560,086
NXP Semiconductors N.V.	4,795	916,468
Software & Services - 0.9%
Okta, Inc. (a)	3,950	407,522
Technology Hardware & Equipment - 7.1%
Calix, Inc. (a)	23,915	1,105,830
Coherent Corp. (a)	5,900	446,217
Keysight Technologies, Inc. (a)	3,525	553,566
Lumentum Holdings Inc. (a)	6,400	462,592
Pure Storage, Inc. Class A (a)	7,615	408,088
Viavi Solutions Inc. (a)	44,901	409,048

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Shares	Value
COMMON STOCKS (continued)

Materials - 3.5%		$1,687,229
Freeport-McMoRan Inc.	10,660	410,197
O-I Glass, Inc. (a)	97,409	1,277,032

Real Estate - 6.8%		3,254,326
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	8,700	610,653
Global Net Lease, Inc. (a)	58,795	456,249
Host Hotels & Resorts Inc.	30,125	466,636
Omega Healthcare Investors, Inc.	11,110	411,070
Park Hotels & Resorts Inc.	45,300	469,308
Real Estate Management & Development - 1.8%
Colliers Int’l. Group Inc.	4,275	515,052
FirstService Corp.	1,855	325,358

Utilities - 3.6%		1,728,615
Alliant Energy Corp.	9,200	572,516
WEC Energy Group, Inc.	6,800	730,592
Xcel Energy, Inc.	6,070	425,507

Short-Term Investments - 0.1%		22,886
(COST $22,886)

Money Market Funds - 0.1%		22,886
First American Government Obligations Fund Class X, 4.23% (b)	22,886	22,886

TOTAL INVESTMENTS - 100.0% (COST $39,335,493)		47,680,171

NET OTHER ASSETS & LIABILITIES - 0.0%^		21,309

NET ASSETS - 100.0%		$47,701,480

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2025.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$3,162,762	$–	$–	$3,162,762
Consumer discretionary	4,573,997	–	–	4,573,997
Consumer staples	2,672,048	–	–	2,672,048
Energy	1,394,137	–	–	1,394,137
Financials	8,706,002	–	–	8,706,002
Health care	6,665,800	–	–	6,665,800
Industrials	6,685,990	–	–	6,685,990
Information technology	7,126,379	–	–	7,126,379
Materials	1,687,229	–	–	1,687,229
Real estate	3,254,326	–	–	3,254,326
Utilities	1,728,615	–	–	1,728,615
Total common stocks	47,657,285	–	–	47,657,285
Short-term investments
Money market funds	22,886	–	–	22,886
Total short-term investments	22,886	–	–	22,886
Total investments	$47,680,171	$–	$–	$47,680,171

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2025.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 92.4%				$1,528,077,225
(COST $1,705,064,676)

Asset-Backed Securities - 11.1%				183,432,381
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	4,150,283	4,154,454
AASET Trust, Series 2024-1A A1 (h)	6.261	05/16/49	8,034,790	8,090,161
Alaska Airlines, Series 2020-1 B (h)	8.000	02/15/27	1,325,782	1,332,013
American Airlines, Series 2017-1 A	4.000	08/15/30	193,110	183,428
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	1,911,129	1,907,854
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	564,719	563,405
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	3,885,191	3,800,880
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	555,027	543,372
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	1,901,262	1,801,454
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	269,078	269,030
Centerline Logistics Corp., Series CLC 2023-1 A2 (h)	9.750	12/15/27	6,555,231	6,560,870
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,031,400	23,769,532
CVS Pass-Through Trust	6.943	01/10/30	1,225,226	1,265,572
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)(h)(k)	6.213	02/15/40	607,349	576,993
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	5,079,556	4,457,310
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	19,177,362	6,280,586
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	2,888,439	2,616,780
HOA Funding LLC, Series 2021-1A A2 (e)(f)(h)(i)	4.723	08/20/51	12,601,918	3,660,468
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	2,256,503
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	1,277,344	1,233,899
Icon Brand Holdings LLC, Series 2012-1A A (h)(i)	4.229	01/25/43	7,009,399	3,170,575
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	558,872	551,999
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	1,238,833	1,205,050
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	16,481,559	14,914,893
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	909,854	891,711
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	1,002,409	820,768
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	24,376,015	21,878,429
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	3,212,423	3,053,100
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	294,589	291,612
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	12,373,249	8,166,839
METAL LLC, Series 2017-1 B (h)(i)	6.500	10/15/42	26,657,035	8,314,071
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,320,283
Pk Alift Loan Funding 6 LP, Series 2025-1 A (h)	5.365	11/15/42	4,150,000	4,137,872
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	3,797,116	3,664,364
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	3,836,109	1,735,839
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	334,564	331,295
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,260,673
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	5,016,236	4,807,884
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	2,507,007	2,446,941
TGIF Funding LLC, Series 2017-1A A2 (h)(i)	6.202	04/30/47	10,990,469	9,390,389
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	3,916,492	3,327,041
United Air Lines, Series 2020-1 A	5.875	04/15/29	1,987,479	2,022,201
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	1,113,646	1,063,022
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	4,393,003	4,340,966

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities - 12.0%				$197,864,864
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	3,000,000	2,830,852
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 1.26448%), floor 1.150%) (d)(h)	5.593	06/15/31	5,608,848	5,367,724
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.605	11/10/48	7,000,000	4,903,040
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.905	02/10/49	5,000,000	4,056,118
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,700,507
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.937	04/10/47	5,000,000	4,690,000
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(h)(i)	4.865	08/10/47	9,740,000	2,077,445
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,159,180
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.877	09/10/47	6,500,000	5,980,000
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.432	02/10/48	540,000	488,479
COMM Mortgage Trust, Series 2015-PC1 D (d)(f)	4.505	07/10/50	2,500,000	2,126,250
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.557	12/15/49	3,000,000	2,663,307
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	3.959	04/15/50	1,780,000	1,616,222
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,813,348
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)(f)	4.245	06/15/57	3,579,000	3,257,471
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.169	08/15/48	3,905,000	3,656,054
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)(f)	3.419	08/15/48	5,795,000	3,991,303
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,747,821
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.268	05/10/44	4,197,000	2,864,452
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.521	09/10/47	4,340,000	4,038,563
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	4,975,367
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	2,159,040	2,080,795
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,611,224
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.690	12/15/47	1,103,212	1,070,126
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(h)	4.621	07/15/47	5,000,000	3,004,450
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.071	07/15/45	2,392,089	2,291,406
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.172	08/15/46	2,654,245	2,449,630
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.652	02/15/47	5,060,000	4,845,051
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(h)	4.658	09/15/47	4,966,000	3,315,302
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B (f)	4.116	11/15/47	10,400,000	9,533,132
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.379	10/15/48	5,496,426	5,401,283
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B (f)	4.389	11/15/48	500,000	441,759
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.112	07/15/46	2,750,000	2,424,840
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.212	08/15/46	4,382,261	4,101,796
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.861	10/15/46	523,916	493,136
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.736	06/15/47	1,597,950	1,517,270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	3.942	03/15/48	8,000,000	7,086,867
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(f)(h)	4.191	04/15/48	5,000,000	3,337,550
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.385	06/15/44	362,609	358,983
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.727	12/15/48	6,500,000	5,875,814
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.250	12/15/49	5,000,000	3,834,542

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,970,938	$6,139,305
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.790	11/15/48	5,000,000	4,868,864
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,483,308
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.673	09/15/58	800,000	790,279
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.568	09/15/48	5,000,000	4,651,537
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.249	11/15/59	3,000,000	2,572,391
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.921%), floor 0.875%) (d)(h)	5.250	12/15/34	1,625,000	1,511,510
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	896,589	844,964
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.455	12/15/45	7,000,000	5,682,173
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)(f)	3.841	06/15/46	1,500,000	1,408,935
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.286	08/15/46	3,785,442	3,558,353
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,700,855
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,844,300
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	3,975,500
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.633	06/05/35	2,900,000	2,754,131

Convertible Bonds - 0.0%^				100,000
FedNat Holding Co. (e)(f)(h)(i)(j)	5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 64.3%				1,063,464,382
3M Co. (TSFR3M - 0.08839%) (d)	4.217	12/21/40	3,863,000	3,836,005
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,901,562
A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,470,469
AbbVie Inc.	4.500	05/14/35	500,000	474,526
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,771,171
Affiliated Managers Group, Inc.	5.500	08/20/34	2,250,000	2,206,537
Albemarle Corp.	5.050	06/01/32	7,250,000	6,716,438
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,322,887
Alexandria Real Estate Equities, Inc.	4.750	04/15/35	2,500,000	2,322,572
Alexandria Real Estate Equities, Inc.	5.250	05/15/36	500,000	474,329
American Coastal Insurance Corp. (c)	7.250	12/15/27	2,250,000	2,179,688
American Tower Corp.	4.000	06/01/25	2,000,000	2,000,000
Amgen Inc.	5.507	03/02/26	238,000	238,058
Anheuser-Busch InBev Worldwide Inc.	6.625	08/15/33	500,000	552,199
Aptiv Swiss Holdings Ltd.	4.650	09/13/29	7,000,000	6,880,582
Aptiv Swiss Holdings Ltd.	5.150	09/13/34	2,485,000	2,344,690
Arrow Electronics, Inc.	5.875	04/10/34	5,420,000	5,472,777
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)	6.941	12/15/66	12,106,000	11,423,247
AT&T Inc.	7.700	05/01/32	1,000,000	1,148,687
AT&T Inc.	4.500	05/15/35	1,750,000	1,641,667
Avnet, Inc.	6.250	03/15/28	2,000,000	2,064,406
Avnet, Inc.	3.000	05/15/31	580,000	511,792
Avnet, Inc.	5.500	06/01/32	4,549,000	4,464,992
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,904,000
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(g)	4.961	06/15/25	2,200,000	1,695,946
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (d)	4.375	10/30/30	12,500,000	12,078,030
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	536,976
Bank of Montreal (6.709% to 08/25/29, then H15T5Y + 2.979%) (d)(g)	6.709	08/25/25	6,977,000	6,921,575
Bank of Montreal	5.250	02/11/30	6,539,000	6,552,713
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	980,577

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Baxter Int’l. Inc.	2.539	02/01/32	1,000,000	$856,330
Bay Banks of Virginia, Inc. (TSFR3M + 4.335%, floor 4.335%) (d)(h)	8.596	10/15/29	3,000,000	2,927,140
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	8,324,264
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (d)	9.250	09/01/34	5,000,000	5,421,776
Berry Global, Inc.	5.500	04/15/28	3,550,000	3,614,783
Boeing Co.	5.150	05/01/30	2,300,000	2,318,551
Boeing Co.	6.125	02/15/33	1,000,000	1,036,847
Boeing Co.	3.300	03/01/35	1,881,000	1,517,864
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	9,322,519
Booz Allen Hamilton Inc.	5.950	08/04/33	2,250,000	2,262,884
BorgWarner, Inc.	5.400	08/15/34	4,401,000	4,380,203
Boston Properties LP	3.650	02/01/26	1,221,000	1,211,572
Boston Properties LP	3.250	01/30/31	4,085,000	3,678,831
Boston Properties LP	5.750	01/15/35	2,755,000	2,722,830
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,744,992
Brown & Brown, Inc.	5.650	06/11/34	2,073,000	2,091,917
Brunswick Corp.	2.400	08/18/31	2,781,000	2,292,634
Brunswick Corp.	4.400	09/15/32	5,600,000	5,066,233
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	11,837,747
Cabot Corp.	3.400	09/15/26	732,000	718,538
Cardinal Health, Inc.	5.350	11/15/34	2,477,000	2,469,493
Carrington Holding Co., LLC (h)	9.250	05/15/29	5,000,000	4,925,600
Carrington Holding Co., LLC (h)	9.750	05/15/31	5,000,000	5,023,326
CDW LLC / CDW Finance Corp.	3.569	12/01/31	2,250,000	2,040,084
CDW LLC / CDW Finance Corp.	5.550	08/22/34	2,500,000	2,461,633
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,299,890
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,403,148
Choice Hotels Int’l., Inc.	3.700	01/15/31	1,102,000	1,005,741
Choice Hotels Int’l., Inc.	5.850	08/01/34	6,900,000	6,777,099
Cigna Group	5.250	02/15/34	750,000	747,651
Cincinnati Financial Corp.	6.125	11/01/34	2,500,000	2,628,894
Citibank, N.A.	5.570	04/30/34	750,000	766,867
Citigroup Global Markets Holdings Inc. (SOFRRATE - 0.100%, floor 0.000%) (d)	4.249	12/02/62	1,000,000	973,973
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	0.870	07/09/28	740,000	633,925
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.350	11/15/28	245,000	209,270
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/23/29	1,152,000	979,063
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	572,541
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	0.946	07/09/33	1,394,000	993,852
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	0.359	12/20/33	2,863,000	2,105,905
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	5.141	08/25/36	868,000	772,273
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.264	09/27/41	436,000	431,559
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.278	12/04/46	1,375,000	1,356,673
Comcast Corp.	5.300	06/01/34	1,250,000	1,259,360
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)	5.332	08/25/33	8,000,000	7,639,374
Comerica Inc.	4.000	02/01/29	2,000,000	1,935,912
Concentrix Corp.	6.850	08/02/33	7,056,000	7,214,053
Congressional Bancshares, Inc. (TSFR3M + 4.390%) (d)(h)	8.707	12/01/29	5,000,000	4,886,233
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,780,000
Cox Communications, Inc.	7.625	06/15/25	3,565,000	3,566,985

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Crown Capital Holdings LLC (e)(f)(h)(i)	12.500	01/15/25	7,000,000	$4,200,000
Crown Castle Inc.	3.300	07/01/30	1,217,000	1,124,414
CVS Health Corp.	5.300	06/01/33	1,000,000	985,500
CVS Health Corp.	4.875	07/20/35	4,770,000	4,449,894
Darden Restaurants, Inc.	6.300	10/10/33	3,850,000	4,070,314
Darden Restaurants, Inc.	6.000	08/15/35	675,000	691,127
Dell International LLC / EMC Corp.	4.850	02/01/35	2,100,000	1,991,017
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,374,628
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,047,011
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	470,061
Discovery Communications, LLC	3.625	05/15/30	1,200,000	1,059,660
Dollar General Corp.	5.000	11/01/32	2,000,000	1,964,288
Dollar General Corp.	5.450	07/05/33	3,060,000	3,067,033
Eagle Bancorp, Inc.	10.000	09/30/29	6,000,000	6,152,518
EIDP, Inc. (TSFR3M - 0.03839%) (d)	4.267	12/21/40	515,000	510,178
Element Fleet Management Corp. (h)	3.850	06/15/25	503,000	502,682
Enact Holdings, Inc.	6.250	05/28/29	3,000,000	3,078,406
Enstar Group Ltd.	3.100	09/01/31	8,132,000	7,101,946
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)	7.358	06/01/67	7,278,000	7,202,912
EPR Properties	3.600	11/15/31	5,897,000	5,255,713
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (d)(h)	8.375	09/01/34	4,000,000	4,066,598
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)	6.973	05/01/67	11,455,000	11,085,875
F&G Annuities & Life, Inc.	6.250	10/04/34	7,298,000	7,044,076
F&M Financial Services Corp. (TSFR3M + 4.840%, floor 4.840%) (d)(h)	9.135	09/17/29	9,000,000	8,947,702
FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(h)	8.308	10/15/28	6,500,000	6,318,930
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(h)	8.910	11/01/29	7,000,000	6,936,332
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(g)	7.690	06/30/25	1,498,000	1,497,379
First Financial Bancorp (TSFR3M + 5.090%) (d)	9.414	05/15/30	3,000,000	2,998,991
Fiserv, Inc.	5.600	03/02/33	1,000,000	1,016,860
Flex Ltd.	4.750	06/15/25	4,207,000	4,206,332
Flex Ltd.	6.000	01/15/28	1,000,000	1,025,811
Flex Ltd.	4.875	06/15/29	2,497,000	2,485,613
Flowserve Corp.	3.500	10/01/30	899,000	829,369
FMC Corp.	5.150	05/18/26	825,000	830,219
FMC Corp.	3.200	10/01/26	3,343,000	3,266,473
FNB Corp.	4.875	10/02/25	2,000,000	1,993,109
FNB Corp. (TSFR3M + 3.28161%) (d)(h)	7.582	12/06/28	3,000,000	2,956,760
Ford Motor Credit Co. LLC	3.375	11/13/25	10,000,000	9,920,611
FPL Group, Inc. (TSFR3M + 2.32911%) (d)	6.627	10/01/66	1,535,000	1,396,452
Georgia-Pacific LLC	7.375	12/01/25	421,000	426,422
Global Payments Inc.	2.900	05/15/30	1,000,000	905,744
Global Payments Inc.	2.900	11/15/31	1,154,000	1,001,572
Globe Life Inc.	5.850	09/15/34	6,000,000	6,087,382
Goldman Sachs Group, Inc. (TSFR3M + 1.96161%) (d)	6.246	04/05/26	1,000,000	997,804
Great Ajax Operating Partnership L.P. (c)(h)	9.875	09/01/27	3,500,000	3,423,353
Hallmark Financial Services, Inc. (i)	6.250	08/15/29	13,000,000	2,762,500
Harley-Davidson, Inc.	3.500	07/28/25	5,000,000	4,987,482
Hasbro, Inc.	3.550	11/19/26	250,000	245,324

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hasbro, Inc.	6.050	05/14/34	7,600,000	$7,693,002
HCA Inc.	5.250	06/15/26	2,000,000	2,002,066
HCA Inc.	7.500	11/06/33	4,273,000	4,807,494
Healthcare Realty Holdings LP	2.050	03/15/31	1,705,000	1,400,255
HF Sinclair Corp.	6.375	04/15/27	2,921,000	2,947,866
HF Sinclair Corp.	5.750	01/15/31	2,500,000	2,510,072
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,652,011
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,336,574
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,750,000	6,691,214
Host Hotels & Resorts LP	3.500	09/15/30	625,000	568,882
Host Hotels & Resorts LP	5.500	04/15/35	6,910,000	6,649,042
HSBC Holdings PLC	7.625	05/17/32	1,080,000	1,174,950
Humana Inc.	5.375	04/15/31	2,000,000	2,011,618
Humana Inc.	5.950	03/15/34	3,750,000	3,804,057
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,843,313
Huntsman Int’l. LLC	2.950	06/15/31	3,307,000	2,725,591
Huntsman Int’l. LLC	5.700	10/15/34	4,550,000	4,142,252
Hyatt Hotels Corp.	5.500	06/30/34	2,221,000	2,176,648
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,457,315
Illumina, Inc.	5.800	12/12/25	2,000,000	2,006,687
Independent Bank Corp. (7.2500% to 04/01/30, then TSFR3M + 3.530%) (d)	7.250	04/01/35	5,000,000	4,985,998
Intel Corp.	3.700	07/29/25	2,000,000	1,996,514
Intel Corp.	4.000	12/15/32	2,000,000	1,834,794
Intel Corp.	5.150	02/21/34	1,000,000	977,738
International Business Machines Corp.	4.000	07/27/25	2,000,000	1,998,303
Jabil Inc.	3.950	01/12/28	2,250,000	2,212,135
Jabil Inc.	3.600	01/15/30	500,000	469,889
Jacobs Engineering Group Inc.	5.900	03/01/33	1,750,000	1,793,063
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	5,000,000	5,063,200
Jefferies Group LLC	5.000	02/10/26	1,600,000	1,599,974
JM Smucker Co.	6.200	11/15/33	1,250,000	1,325,603
JPMorgan Chase & Co. (TSFR3M + 2.745%) (d)(g)	7.043	07/01/25	4,250,000	4,250,897
JPMorgan Chase & Co.	6.300	10/31/33	2,000,000	2,011,705
Juniper Networks, Inc.	1.200	12/10/25	2,000,000	1,963,969
Kemper Corp.	3.800	02/23/32	3,250,000	2,899,046
KeyBank N.A.	4.900	08/08/32	7,000,000	6,596,854
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,002,611
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	4,500,000	4,540,310
Kinder Morgan Inc.	5.300	12/01/34	1,250,000	1,220,991
Kraft Heinz Foods Co.	5.000	07/15/35	1,000,000	968,352
Lear Corp.	2.600	01/15/32	1,000,000	849,552
Leggett & Platt, Inc.	4.400	03/15/29	8,165,000	7,825,857
Leidos, Inc.	7.125	07/01/32	2,518,000	2,754,881
Liberty Property LP	3.250	10/01/26	5,000,000	4,905,760
Lincoln Center for the Performing Arts, Inc.	3.706	12/01/35	2,000,000	1,659,143
Lincoln National Corp. (TSFR3M + 2.61911%) (d)	6.944	05/17/66	28,878,000	24,118,678
Lincoln National Corp. (TSFR3M + 2.30161%) (d)	6.571	04/20/67	24,884,000	20,404,794
LKQ Corp.	6.250	06/15/33	6,775,000	7,049,466
Manufacturers & Traders Trust Co.	5.400	11/21/25	1,000,000	1,002,248

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	$6,025,557
MasTec, Inc.	5.900	06/15/29	7,000,000	7,180,530
Mather Foundation	2.675	10/01/31	1,500,000	1,265,116
Medallion Financial Corp. (h)	9.250	09/30/28	5,000,000	4,975,000
Merck Sharp & Dohme Corp. (TSFR3M - 0.18839%) (d)	4.142	11/28/41	1,000,000	983,582
Meridian Corp. (TSFR3M + 3.950%) (d)	8.248	12/30/29	10,000,000	9,835,439
MetLife, Inc.	5.300	12/15/34	1,250,000	1,264,313
Midland States Bancorp, Inc. (TSFR3M + 3.610%, floor 0.000%) (d)	7.908	09/30/29	5,500,000	5,445,360
Minnwest Corp. (TSFR3M + 3.24161%) (d)(h)	7.498	07/15/28	6,000,000	5,848,250
Morgan Stanley (5.500% to 05/30/29, then 5.900%) (k)	5.500	05/30/30	2,890,000	2,894,879
MS Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	5,004,587
National Bank of Canada	5.000	04/09/29	3,000,000	3,001,150
National Health Investors, Inc.	3.000	02/01/31	8,186,000	7,137,174
Netflix, Inc. (h)	3.625	06/15/25	200,000	199,830
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,876,406
Newport Realty Trust, Inc. (h)(k)	15.000	12/01/25	8,995,177	8,905,225
Newport Realty Trust, Inc. (k)	15.000	12/01/25	899,518	890,522
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(h)	9.146	09/30/27	5,000,000	4,919,338
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,733,482
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (d)(h)	9.000	09/01/34	3,000,000	3,090,985
OceanFirst Financial Corp. (TSFR3M + 5.095%, floor 0.000%) (d)	9.421	05/15/30	6,000,000	5,902,477
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,081,393
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,314,110
Omega Healthcare Investors, Inc.	3.250	04/15/33	2,600,000	2,194,406
Oracle Corp.	4.300	07/08/34	1,500,000	1,392,484
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,401,134
Orrstown Financial Services, Inc. (TSFR3M + 3.42161%) (d)	7.721	12/30/28	1,750,000	1,745,027
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	5,000,000
Parkway Bancorp, Inc. (TSFR3M + 5.65161%) (d)(h)	9.951	03/31/30	4,250,000	4,252,009
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	8,771,007
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	9,131,452
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (d)	3.500	12/30/30	3,000,000	2,884,602
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(h)	9.188	02/15/29	3,000,000	2,860,425
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,936,582
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,632,354
Physicians Realty Trust	2.625	11/01/31	1,000,000	864,913
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,103,638
Pinnacle Financial Partners, Inc. (TSFR3M + 3.03661%, floor 3.040%) (d)	7.336	09/15/29	5,000,000	4,901,573
Polaris Inc.	6.950	03/15/29	7,250,000	7,518,116
Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	4,973,965
Public Service Co. of New Mexico	3.850	08/01/25	2,500,000	2,489,389
PulteGroup Inc.	6.375	05/15/33	1,300,000	1,370,664
PVH Corp.	4.625	07/10/25	5,680,000	5,677,691
Qorvo, Inc.	4.375	10/15/29	7,500,000	7,194,649
Radian Group Inc.	6.200	05/15/29	6,749,000	6,943,664
Ready Capital Corp.	5.500	12/30/28	10,000,000	7,944,035
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,466,023
Realty Income Corp.	5.050	01/13/26	203,000	202,579
Realty Income Corp.	1.800	03/15/33	1,250,000	985,713

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)	7.226	12/15/65	12,898,000	$12,255,405
Ryder System, Inc.	4.625	06/01/25	737,000	737,000
Sabra Health Care LP	3.200	12/01/31	3,050,000	2,654,229
SCRE Intermediate Holdco, LLC ( 6.750% to 02/15/26, 7.000% to 2/15/27, 7.250% to 02/15/28, 7.500% to 02/15/29, 7.750% to 08/15/29, then 8.750%) (h)(k)	6.750	02/15/30	8,000,000	7,569,018
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	490,591
Signature Bank New York (e)(f)	4.000	10/15/30	1,595,000	909,150
Simon Property Group, L.P.	4.750	09/26/34	4,187,000	3,997,202
South State Bank (4.000% to 09/15/25, then TSFR3M + 3.885%) (d)	4.000	09/15/30	2,000,000	1,947,896
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,995,971
Southern National Bancorp of Virginia, Inc. (TSFR3M + 4.21161%) (d)(h)	8.491	01/31/27	2,000,000	1,964,288
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,960,000
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	686,550
Stanley Black & Decker Inc.	6.272	03/06/26	3,000,000	3,000,485
Stanley Black & Decker Inc.	3.000	05/15/32	1,129,000	969,705
Store Capital LLC	4.500	03/15/28	2,500,000	2,455,048
Sumitomo Mitsui Financial Group, Inc.	5.632	01/15/35	500,000	510,480
Synchrony Bank	5.400	08/22/25	1,000,000	1,001,123
Synchrony Financial	4.875	06/13/25	2,576,000	2,576,383
Synchrony Financial	3.950	12/01/27	1,000,000	972,054
Sysco Corp.	6.000	01/17/34	500,000	527,965
Take-Two Interactive Software, Inc.	5.600	06/12/34	1,000,000	1,012,264
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875	01/15/29	5,000,000	5,095,981
TD SYNNEX Corp.	6.100	04/12/34	2,500,000	2,559,483
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(h)	8.111	06/15/29	4,000,000	3,990,263
Textron Inc.	6.100	11/15/33	2,350,000	2,453,264
The Conservation Fund	3.474	12/15/29	2,257,000	2,115,587
Time Warner Inc.	7.700	05/01/32	2,500,000	2,612,024
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	2,971,947
Toronto-Dominion Bank	5.250	04/16/30	3,000,000	2,967,771
Toronto-Dominion Bank	2.450	01/12/32	1,000,000	861,320
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)	6.798	05/15/67	18,223,000	16,369,153
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,865,000
TriState Capital Holdings, Inc. (TSFR3M + 5.62161%) (d)	9.948	05/15/30	10,775,000	10,734,616
Truist Bank	2.250	03/11/30	1,000,000	883,532
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (d)(g)	6.669	09/01/25	10,552,000	10,484,308
Tyson Foods, Inc.	5.700	03/15/34	2,500,000	2,543,975
UBS AG, Stamford Branch	7.500	07/15/25	1,000,000	1,002,274
UDR, Inc.	3.100	11/01/34	2,192,000	1,804,037
UnitedHealth Group Inc.	4.625	07/15/35	500,000	472,052
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,888,018
Unum Group	3.875	11/05/25	830,000	824,996
Upjohn Inc.	2.700	06/22/30	8,050,000	7,028,247
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(h)	8.200	09/01/28	6,000,000	5,862,459
Valley National Bancorp	4.550	06/30/25	8,000,000	7,989,956
Ventas Realty, LP	5.625	07/01/34	1,250,000	1,262,131
Ventas Realty, LP	5.000	01/15/35	2,000,000	1,921,426
VeriSign, Inc.	2.700	06/15/31	1,000,000	878,048
Virginia Electric and Power Co.	6.000	01/15/36	3,400,000	3,524,490
Volunteer State Bancshares, Inc. (TSFR3M + 4.365%, floor 4.365%) (d)(h)	8.690	11/15/29	9,000,000	8,824,783

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Voya Financial, Inc.	5.000	09/20/34	6,000,000	$5,706,104
Wachovia Bank (TSFR3M + 0.06161%) (d)	4.391	11/27/40	1,214,000	1,210,183
Warnermedia Holdings, Inc.	4.279	03/15/32	5,954,000	5,052,776
Washington Gas Light Co.	5.440	08/11/25	3,700,000	3,699,422
Waypoint Residential LLC	0.000	12/31/29	4,496,594	1,843,604
Waypoint Residential LLC	0.000	12/31/31	5,403,406	1,080,681
Webster Financial Corp. (TSFR3M + 2.530%) (d)	6.818	12/30/29	9,700,000	9,606,339
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,189,746
Westinghouse Air Brake Technologies Corp.	3.200	06/15/25	600,000	599,311
Wingspire Equipment Finance LLC (h)	6.000	06/30/26	6,000,000	5,795,776
Zimmer Biomet Holdings, Inc.	5.200	09/15/34	1,250,000	1,231,730
Zimmer Biomet Holdings, Inc.	4.250	08/15/35	1,302,000	1,163,524
Zions Bancorp	3.250	10/29/29	9,092,000	8,206,898

Residential Mortgage-Backed Securities - 0.0%^				107,303
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	113,315	107,303

Taxable Municipal Bonds - 0.0%^				573,076
Buffalo State College Foundation Housing Corp.	2.600	11/01/28	380,000	347,821
Summit County OH Development Finance Authority	6.250	05/15/26	225,000	225,255

U.S. Government & Agency Securities - 3.0%				49,037,789
Federal Farm Credit Banks	5.120	09/11/30	10,000,000	9,968,272
Federal Home Loan Banks	5.000	11/12/31	4,130,000	4,108,482
U.S. Treasury Bonds	2.750	08/31/25	15,000,000	14,943,398
U.S. Treasury Bonds	5.000	09/30/25	5,000,000	5,009,668
U.S. Treasury Bonds	4.500	11/15/25	15,000,000	15,007,969

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities - 2.0%				$33,497,430
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,200,783	317,575
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,000,252	1,735,730
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,713,671	1,300,144
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,345,876	1,010,320
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)	0.136	10/15/42	4,310,747	243,104
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,855	355,757
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,306,619	1,681,547
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	551,386	293,191
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,440,099	773,165
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,457,502	1,772,925
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,584,048	2,865,923
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	1.611	03/20/48	3,483,488	320,285
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,024,785	400,559
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,656,456	668,802
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	287,787
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,673,017	1,759,218
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,243,252	584,224
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,457,431	2,831,599
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,090,997	4,028,672
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,339,123	1,844,371
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,253,756	1,362,210
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	739,204	358,044
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,477,953	2,143,790
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,176,914	1,871,892
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,983,441	2,216,864
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	469,732

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

	Rate (%)	Maturity Date	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 6.5%				$108,528,058
(COST $108,530,871)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	4.241		100,000	100,000

U.S. Government & Agency Securities - 6.5%				108,428,058
U.S. Treasury Bills (b)	4.228	06/05/25	6,000,000	5,997,216
U.S. Treasury Bills (b)	4.234	06/12/25	15,000,000	14,980,702
U.S. Treasury Bills (b)	4.241	06/26/25	15,000,000	14,956,417
U.S. Treasury Bills (b)	4.204	07/10/25	15,000,000	14,932,313
U.S. Treasury Bills (b)	4.205	07/15/25	15,000,000	14,922,914
U.S. Treasury Bills (b)	4.199	07/24/25	15,000,000	14,908,023
U.S. Treasury Bills (b)	4.206	08/07/25	15,000,000	14,883,675
U.S. Treasury Bills (b)	4.161	09/11/25	13,000,000	12,846,798

TOTAL INVESTMENTS - 98.9% (COST $1,813,595,547)				1,636,605,283

NET OTHER ASSETS AND LIABILITIES - 1.1%				17,828,183

NET ASSETS - 100.0%				$1,654,433,466

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2025

a)	Rate shown represents the 7-day yield at May 31, 2025.
b)	Rate shown represents the current yield for U.S. Treasury Bills at May 31, 2025.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at
May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Fixed-to-floating securities reflect their current fixed interest rate, predetermined floating interest rate effective date and the future published reference rate and spread. Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date. At May 31, 2025, the aggregate value of LIBOR-based reference rate securities was $9,322,519, representing 0.56% of net assets.
e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Perpetual maturity. Date shown represents next contractual call date.
h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of these securities was $417,907,210, representing 25.26% of net assets.
i)	Illiquid security at May 31, 2025. At May 31, 2025, the aggregate value of these securities was $35,751,287, representing 2.16% of net assets.
j)	Level 3 security as described in the accompanying notes. Securities valued using unadjusted broker quotes from brokers or pricing services. Such values are based on unobservable inputs. At May 31, 2025, the aggregate value of these securities was $440,000, representing 0.03% of net assets.
k)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at May 31, 2025.

^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

AG	Aktiengesellschaft is the German term for a public limited liability corporation.
CDFI	Community Development Financial Institution
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$—	$183,432,381	$—	$183,432,381
Commercial mortgage-backed securities	—	197,864,864	—	197,864,864
Convertible bonds	—	—	100,000	100,000
Corporate bonds	—	1,063,124,382	340,000	1,063,464,382
Residential mortgage-backed securities	—	107,303	—	107,303
Taxable municipal bonds	—	573,076	—	573,076
U.S. government & agency securities	—	49,037,789	—	49,037,789
U.S. government agency mortgage-backed securities	—	33,497,430	—	33,497,430
Total bonds	—	1,527,637,225	440,000	1,528,077,225
Short-term investments
Money market funds	100,000	—	—	100,000
U.S. government & agency securities	—	108,428,058	—	108,428,058
Total short-term investments	100,000	108,428,058	—	108,528,058
Total investments	$100,000	$1,636,065,283	$440,000	$1,636,605,283

For more information on valuation inputs, see financial statement Note 2 – Significant Accounting Policies.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of May 31, 2025 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2024	$100,000	$340,000	$440,000
Purchases	—	—	—
Sales	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—
Accrued interest	—	—	—
Transfers into level 3	—	—	—
Transfers out of level 3	—	—	—
Balance as of May 31, 2025	$100,000	$340,000	$440,000

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025 (In thousands, except per share amounts)

	LARGECAP FUND		MIDCAP FUND	BOND FUND

Assets
Total investments in securities, at value (a)	$164,944		$47,680	$1,636,605
Cash	40		-	2,918
Receivable from fund shares sold	11		2	844
Dividends and interest receivable (net of foreign tax)	257		59	16,042
Prepaid directors fees	-		-	6
Prepaid expenses	13		12	69
Total assets	165,265		47,753	1,656,484
Liabilities
Payable for fund shares redeemed	77		-	1,027
Accrued expenses payable	26		18	90
Due to Advisor	118		34	934
Total liabilities	221		52	2,051
Net assets	$165,044		$47,701	$1,654,433
Net assets consist of
Capital stock ($.001 par value)	$110,222		$36,153	$2,165,535
Total distributable earnings (accumulated deficit)	54,822		11,548	(511,102)
Net assets	$165,044		$47,701	$1,654,433
Net asset value per share
Shares of capital stock outstanding (unlimited shares authorized)	1,642		3,579	157,136
Offering and redemption price	$100.54	(b)	$13.33	$10.53

(a) Cost of investments in securities	$119,487		$39,335	$1,813,595
(b) Does not recalculate due to rounding

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2025 (In thousands)

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Investment income
Interest	$1	$1	$49,727
Dividends	1,431	420	-
Less foreign taxes withheld	(10)	(4)	(2)
Total investment income	1,422	417	49,725
Expenses
Investment advisory fees	796	258	4,990
Shareholder servicing costs	36	13	342
Administrative & accounting services fees	68	33	291
Directors fees	17	12	71
Custody fees	6	3	51
Professional fees	22	20	48
Federal & state registration	17	15	43
Interest expense from line of credit (see note 2)	7	2	-
Other expenses	20	11	183
Total expenses	989	367	6,019
Less expenses reimbursed by Advisor	(140)	(69)	-
Net expenses	849	298	6,019
Net investment income	573	119	43,706
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	9,176	3,195	(2,330)
Net unrealized appreciation (depreciation) on investments	(16,600)	(6,852)	2,595
Net realized and unrealized gain (loss)	(7,424)	(3,657)	265
Increase (Decrease) in net assets resulting from operations	($6,851)	($3,538)	$43,971

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP FUND		MIDCAP FUND		BOND FUND

	Six-Month Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Six-Month Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Six-Month Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations
Net investment income	$573	$1,151	$119	$328	$43,706	$73,920
Net realized gain (loss) on investments	9,176	18,265	3,195	4,003	(2,330)	(1,239)
Net unrealized appreciation (depreciation) on investments	(16,600)	28,016	(6,852)	8,580	2,595	101,202
Net increase (decrease) in net assets resulting from operations	(6,851)	47,432	(3,538)	12,911	43,971	173,883
Distributions to shareholders
Total distributions to shareholders	(19,415)	(13,166)	(4,171)	(3,974)	(40,145)	(73,369)
Net decrease in net assets resulting from distributions to shareholders	(19,415)	(13,166)	(4,171)	(3,974)	(40,145)	(73,369)
Fund share transactions
Proceeds from shares sold	3,898	5,017	2,011	2,831	320,848	546,003
Reinvestment of distributions	17,869	12,801	3,712	3,353	39,284	71,473
Cost of shares redeemed	(20,715)	(20,567)	(9,484)	(6,432)	(311,944)	(338,829)
Net increase (decrease) in net assets resulting from fund share transactions	1,052	(2,749)	(3,761)	(248)	48,188	278,647
Total increase (decrease) in net assets	(25,214)	31,517	(11,470)	8,689	52,014	379,161
Net assets
Beginning of year	190,258	158,741	59,171	50,482	1,602,419	1,223,258
End of period	$165,044	$190,258	$47,701	$59,171	$1,654,433	$1,602,419

Share transactions
Shares sold	38	51	148	210	30,557	53,109
Shares issued in reinvestment of distributions	178	135	276	251	3,764	7,065
Shares redeemed	(209)	(200)	(723)	(468)	(29,725)	(33,357)
Net increase (decrease) in fund shares outstanding	7	(14)	(299)	(7)	4,596	26,817

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2025

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Funds’ Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Management evaluates amortization to earliest call date on debt securities held at a premium to determine if there is a material impact on the financial statements. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at May 31, 2025.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires October 31, 2025, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 7.50% as of May 31, 2025. As of May 31, 2025 the limits established are: LargeCap Fund - $8,000,000, MidCap Fund - $2,000,000 and Bond Fund - $60,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2025. The LOC was drawn upon during the period; however, as of May 31, 2025, there were no borrowings by the Funds outstanding under the LOC.

	Average Balance	Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
LargeCap Fund	$171,566	7.50%	$6,506	$4,648,000	12/24/2024 to 12/25/2024
MidCap Fund	$55,797	7.50%	$2,116	$1,847,000	12/24/2024 to 12/25/2024
Bond Fund	$3,527	7.75%	$138	$214,000	12/06/2024 to 12/08/2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2025, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Note 5, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First $50 Million	Over $50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2026 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2025, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $139,709 and $69,024, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2025, affiliated shareholders whose individual accounts are greater than 10% held 17.51% of outstanding shares of the MidCap Fund. Transactions by these shareholders may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of- pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. The calculations of daily net asset value and sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2025, in the following amounts:

Administrative &

Accounting Fees Paid

LargeCap Fund	$48,088
MidCap Fund	$37,211
Bond Fund	$198,156

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2025, the amounts reimbursed by the Funds to the Advisor were:

Intermediary

Fees Reimbursed

LargeCap Fund	$9,248
MidCap Fund	$1,760
Bond Fund	$221,275

NOTE 4 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the six-month period ended May 31, 2025, were as follows:

	Securities other than U.S. Government and Short-term Investments		U.S. Government Securities

	Purchases	Sales	Purchases	Sales
LargeCap Fund	$10,585,034	$28,273,193	$–	$–
MidCap Fund	$5,170,852	$12,607,363	$–	$–
Bond Fund	$187,231,287	$128,251,601	$10,508,847	$12,060,775

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

NOTE 5 – INCOME TAX INFORMATION

At November 30, 2024, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Federal tax cost	$128,390,514	$43,851,832	$1,748,751,090

Unrealized appreciation	$73,484,804	$20,110,378	$15,258,254
Unrealized depreciation	(11,807,835)	(5,022,000)	(194,843,652)
Net unrealized appreciation (depreciation)	$61,676,969	$15,088,378	($179,585,398)
Distributable ordinary income	1,148,307	501,320	14,577,685
Distributable long-term capital gains	18,262,841	3,667,109	-
Post-October losses	-	-	(1,328,455)
Capital loss carryforwards	-	-	(348,592,152)
Total distributable earnings (accumulated deficit)	$81,088,117	$19,256,807	($514,928,320)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share. There were no such reclassifications as of November 30, 2024.

The tax basis post-October losses as of November 30, 2024 and capital loss carryforward as of November 30, 2024, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Post-October losses
Short-term	$-	$-	($29,986)
Long-term	-	-	(1,298,469)
Total Post-October losses	$-	$-	($1,328,455)
Net capital loss carryforward
Short-term	$-	$-	($54,364,729)
Long-term	-	-	(294,227,423)
Total capital loss carryforward	$-	$-	($348,592,152)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

The tax components of distributions paid during the six-month period ended May 31, 2025 and fiscal year ended November 30, 2024 are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Six-month period ended May 31, 2025
Distributions paid from
Ordinary income	$1,152,200	$503,732	$40,145,369
Long-term capital gains	18,262,934	3,667,234	-
Total distributions paid	$19,415,134	$4,170,966	$40,145,369

Fiscal year ended November 30, 2024
Distributions paid from
Ordinary income	$1,307,580	$544,268	$73,368,927
Long-term capital gains	11,858,376	3,429,705	-
Total distributions paid	$13,165,956	$3,973,973	$73,368,927

The following distributions were declared on June 23, 2025, payable to shareholders on June 24, 2025:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Ordinary income distributions
Amount	$-	$-	$21,997,842
Per share	$-	$-	$0.14
Long-term capital gains distributions
Amount	$-	$-	$-
Per share	$-	$-	$-

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

			Year Ended November 30,
LARGECAP FUND	Six-Month Period Ended May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$116.40		$96.24	$94.19	$105.38	$83.93	$74.93
Income from investment operations
Net investment income	0.36		0.70	0.80	0.76	0.76	0.78
Net realized and unrealized gains (losses) on investments(a)	(4.27)		27.46	5.55	(6.70)	21.47	10.29
Total from investment operations	(3.91)		28.16	6.35	(5.94)	22.23	11.07
Less distributions
Distributions from net investment income	(0.71)		(0.79)	(0.76)	(0.76)	(0.78)	(0.60)
Distributions from net realized gains	(11.24)		(7.21)	(3.54)	(4.49)	-	(1.47)
Total distributions	(11.95)		(8.00)	(4.30)	(5.25)	(0.78)	(2.07)
Net asset value, end of period	$100.54		$116.40	$96.24	$94.19	$105.38	$83.93
Total return	(3.36%)		31.13%	7.38%	(6.13%)	26.71%	15.08%
Ratios and supplemental data
Net assets, end of period (millions)	$165.0		$190.3	$158.7	$157.4	$165.4	$141.1
Ratios to average net assets:
Ratios of net expenses	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses without reimbursement	1.15	%(c)	1.13%	1.17%	1.16%	1.15%	1.23%
Ratio of net investment income	0.67	%(c)	0.66%	0.82%	0.79%	0.72%	1.09%
Ratio of net investment income without reimbursement	0.51	%(c)	0.52%	0.64%	0.62%	0.56%	0.85%
Portfolio turnover rate	6	%(b)	21%	30%	22%	12%	25%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

			Year Ended November 30,
MIDCAP FUND	Six-Month Period Ended May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$15.26		$12.99	$14.64	$17.07	$13.20	$12.29
Income from investment operations
Net investment income	0.03		0.08	0.11	0.10	0.05	0.04
Net realized and unrealized gains (losses) on investments(a)	(0.88)		3.21	(0.27)	(0.93)	3.87	1.23
Total from investment operations	(0.85)		3.29	(0.16)	(0.83)	3.92	1.27
Less distributions
Distributions from net investment income	(0.08)		(0.11)	(0.10)	(0.04)	(0.05)	(0.04)
Distributions from net realized gains	(1.00)		(0.91)	(1.39)	(1.56)	-	(0.32)
Total distributions	(1.08)		(1.02)	(1.49)	(1.60)	(0.05)	(0.36)
Net asset value, end of period	$13.33		$15.26	$12.99	$14.64	$17.07	$13.20
Total return	(5.65%)		26.47%	(0.47%)	(5.71%)	29.75%	10.56%
Ratios and supplemental data
Net assets, end of period (millions)	$47.7		$59.2	$50.5	$54.9	$60.9	$50.6
Ratios to average net assets:
Ratios of net expenses	1.15	%(c)	1.15%	1.15%	1.14%	1.14%	1.15%
Ratio of expenses without reimbursement	1.42	%(c)	1.38%	1.41%	1.38%	1.35%	1.53%
Ratio of net investment income	0.46	%(c)	0.60%	0.82%	0.68%	0.22%	0.42%
Ratio of net investment income without reimbursement	0.19	%(c)	0.37%	0.56%	0.44%	0.01%	0.04%
Portfolio turnover rate	10	%(b)	27%	36%	23%	19%	37%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

			Year Ended November 30,
BOND FUND	Six-Month Period Ended May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$10.50		$9.73	$9.90	$11.04	$10.73	$11.52
Income from investment operations
Net investment income	0.29		0.56	0.57	0.37	0.42	0.52
Net realized and unrealized gains (losses) on investments(a)	-		0.78	(0.19)	(1.15)	0.36	(0.83)
Total from investment operations	0.29		1.34	0.38	(0.78)	0.78	(0.31)
Less distributions
Distributions from net investment income	(0.26)		(0.57)	(0.55)	(0.36)	(0.47)	(0.48)
Distributions from net realized gains	-		-	-	-	-	-
Total distributions	(0.26)		(0.57)	(0.55)	(0.36)	(0.47)	(0.48)
Net asset value, end of period	$10.53		$10.50	$9.73	$9.90	$11.04	$10.73
Total return	2.75%		14.11%	4.02%	(7.17%)	7.43%	(2.60%)
Ratios and supplemental data
Net assets, end of period (millions)	$1,654.4		$1,602.4	$1,223.3	$1,704.0	$2,582.0	$2,266.5
Ratios to average net assets:
Ratios of expenses	0.73	%(c)	0.74%	0.75%	0.73%	0.71%	0.72%
Ratio of net investment income	5.27	%(c)	5.53%	5.57%	3.36%	3.75%	4.27%
Portfolio turnover rate	10	%(b)	21%	5%	6%	34%	38%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.

See Notes to Financial Statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No disagreements during the Fund’s two most recent fiscal years and subsequent interim period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted during the period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See the required disclosures in the Core Financial Statements for the six-months ended May 31, 2025 under Item 7 of this Form N-CSR as well as the Statement of Additional Information filed under Form N-1A.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See the required disclosures included in the Additional Information section of the Annual Report to Shareholders for the Year Ended November 30, 2024.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not appliable to this Registrant because no accounting restatement was made that required recovery of erroneously awarded compensation nor was there an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation.

Item 19. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
19(a)(1)

The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference [https://www.sec.gov/Archives/edgar/data/795264/000095013705000822/c91354exv99w12xayx1y.htm]

19(a)(3)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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Exhibit No.	Description of Exhibit
19(a)(3)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 29th day of July 2025.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 29th day of July 2025.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal Executive Officer)

By:	/s/ James P. DiCristo
James P. DiCristo, Chief Financial Officer (Principal Financial Officer)

8